Borrowings - Reconciliation of Liabilities Arising from Financing Activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of liabilities arising from financing activities [Abstract]
Opening balance	$ 360,162	$ 11,934
Net cash inflow/(outflow)	(19,269)	415,447
Other non-cash movements	126,213	(67,219)
Closing balance	467,106	360,162
Bank loans
Reconciliation of liabilities arising from financing activities [Abstract]
Opening balance	9,449	6,275
Net cash inflow/(outflow)	(524)	3,592
Other non-cash movements	1,482	(418)
Closing balance	10,407	9,449
Working capital facility
Reconciliation of liabilities arising from financing activities [Abstract]
Opening balance	(93)	0
Net cash inflow/(outflow)	0	(99)
Other non-cash movements	(5)	6
Closing balance	(98)	(93)
Convertible bonds
Reconciliation of liabilities arising from financing activities [Abstract]
Opening balance	344,218	0
Net cash inflow/(outflow)	(9,871)	413,775
Other non-cash movements	60,368	(69,557)
Closing balance	394,715	344,218
Lease liabilities
Reconciliation of liabilities arising from financing activities [Abstract]
Opening balance	6,588	5,659
Net cash inflow/(outflow)	(8,874)	(1,821)
Other non-cash movements	64,368	2,750
Closing balance	$ 62,082	$ 6,588